Intangible Assets - Carrying Amount and Residual Useful Lives of Frequency Usage Rights (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 3,586,965	₩ 3,776,354	₩ 2,304,784
800MHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 141,904
Description	Frequency usage rights relating to CDMA and LTE service
Commencement of amortization	2011-07
Completion of amortization	2021-01
1.8GHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 502,480
Description	Frequency usage rights relating to LTE service
Commencement of amortization	2013-09
Completion of amortization	2021-12
WiBro service for 2.3GHz band [Member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 2,957
Description	WiBro service
Commencement of amortization	2012-03
Completion of amortization	2019-03
2.6GHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 1,092,770
Description	Frequency usage rights relating to LTE service
Commencement of amortization	2016-09
Completion of amortization	2026-12
2.1GHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 436,829
Description	Frequency usage rights relating to W-CDMA and LTE service
Commencement of amortization	2016-12
Completion of amortization	2021-12
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 2,176,940	₩ 2,580,828	₩ 1,103,517